Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 35,156	$ 51,283
Short-term bank deposits	6,000	0
Marketable securities	6,958	20,860
Accounts receivable:
Trade, net	9,194	11,748
Other	3,155	4,839
Inventories	52,650	41,060
Total current assets	113,113	129,790
Marketable securities	25,518	6,839
Assets held for employees' severance benefits	1,670	1,483
Property, plant and equipment, net	3,140	3,055
Intangible assets, net	2,569	2,300
Operating leases right-of-use, net	6,147	6,942
Total assets	152,157	150,409
Current liabilities
Trade accounts payable	11,116	6,477
Other accounts payable and accrued expenses	14,116	6,945
Operating lease liabilities	2,019	1,670
Total current liabilities	27,251	15,092
Long-term liabilities
Operating lease liabilities	4,252	4,797
Liability for employees' severance benefits	3,049	2,649
Deferred tax liabilities	116	32
Total liabilities	34,668	22,570
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,747,274 and 7,793,274 issued as at December 31, 2024 and 2025, respectively; 5,766,286 and 5,706,142 outstanding as at December 31, 2024 and 2025, respectively	22	22
Additional paid-in capital	76,625	73,837
Treasury shares (at cost) 1,980,988 and 2,087,132 ordinary shares as at December 31, 2024 and 2025, respectively	(55,171)	(53,512)
Retained earnings	96,013	107,492
Total shareholders' equity	117,489	127,839
Total liabilities and shareholders’ equity	$ 152,157	$ 150,409